Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Receivables 1	₩ 7,589,118	₩ 6,178,816
Other receivables [member]
Disclosure of financial assets [line items]
Loans	98,953	101,718
Receivables 1	2,668,545	1,872,467
Accrued income	32,218	5,933
Refundable deposits	339,450	349,360
Loans receivable	1,013,428	328,753
Finance lease receivables	105,690	85,370
Others	63,941	61,288
Less: Provision for impairment	(218,543)	(201,387)	₩ (204,604)
Other receivables	₩ 4,103,682	₩ 2,603,502